Certain Risks and Concentrations (Narrative) (Details)		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Customer Concentration Risk [Member] Net Revenue [Member] individual	Dec. 31, 2012 Customer Concentration Risk [Member] Net Revenue [Member] individual	Dec. 31, 2011 Customer Concentration Risk [Member] Net Revenue [Member] individual	Dec. 31, 2013 Product Concentration Risk [Member] Net Revenue [Member] Mir II, MMORPG [Member]	Dec. 31, 2012 Product Concentration Risk [Member] Net Revenue [Member] Mir II, MMORPG [Member]	Dec. 31, 2011 Product Concentration Risk [Member] Net Revenue [Member] Mir II, MMORPG [Member]	Dec. 31, 2013 Product Concentration Risk [Member] Net Revenue [Member] Woool, MMORPG [Member]	Dec. 31, 2012 Product Concentration Risk [Member] Net Revenue [Member] Woool, MMORPG [Member]	Dec. 31, 2011 Product Concentration Risk [Member] Net Revenue [Member] Woool, MMORPG [Member]	Dec. 31, 2013 Product Concentration Risk [Member] Net Revenue [Member] Dragon Nest, MMORPG [Member]	Dec. 31, 2012 Product Concentration Risk [Member] Net Revenue [Member] Dragon Nest, MMORPG [Member]	Dec. 31, 2011 Product Concentration Risk [Member] Net Revenue [Member] Dragon Nest, MMORPG [Member]	Jul. 21, 2005 Foreign Currency Exchange Rate Risk [Member] Scenario, before Announcement of Exchange Rate Adjustment [Member]	Jul. 21, 2005 Foreign Currency Exchange Rate Risk [Member] Scenario, after Announcement of Exchange Rate Adjustment [Member]
Concentration Risk [Line Items]
Number of individual customer accounted for more than 10% of net revenues		0	0	0
Concentration risk, percentage					29.80%	32.50%	39.30%	12.70%	15.40%	16.70%	12.50%	15.20%	15.90%
Exchange rate of U.S. dollar to RMB	6.0537													8.27	8.11